EQUITY - Schedule Of Number Of Issued And Outstanding Common Shares And Unexercised Options (Details) - shares	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of Common Shares Held by the Company	62,910,220	69,663,192	69,663,192	64,197,815
Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,573,371,868		1,568,828,941	1,510,720,411
Unexercised options and other share-based plans (in shares)	55,500,881		82,825,207
Total diluted shares (in shares)	1,628,872,749		1,651,654,148
Class A shares | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,573,286,748		1,568,743,821
Common Class B | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	85,120		85,120